Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option valuation assumptions

	Years ended December 31,
	2015	2014	2013
Expected volatility	17.4%	18.7%	24.7%
Expected dividends	2.7%	2.8%	2.6%
Expected life (years)	4	4	4
Risk-free interest rate	1.5%	1.3%	1.5%

Summary of option activity under share based compensation plans
A summary of option activity under the plans at December 31, 2015, and changes during the year then ended is presented below:

		Weighted Average Exercise	Weighted Average Remaining Contractual	Aggregate Intrinsic
(Options in thousands)	Options (ii)	Price(i)	Term	Value
				(millions)
Time-based stock options
Balance, beginning of year	2,145	$99.19
Granted	299	$116.85
Exercised	(623)	$95.13
Forfeited	(178)	$105.59
Expired	(45)	$87.78
Balance, end of year	1,598	$103.62	6 years	$40
Options vested or expected to vest at December 31, 2015	1,476	$103.18	6 years	$38
Options exercisable at December 31, 2015	935	$97.45	6 years	$29
Performance-based stock options
Balance, beginning of year	1,384	$89.49
Exercised	(717)	$89.94
Forfeited	(50)	$91.67
Balance, end of year	617	$88.65	4 years	$25
Options vested or expected to vest at December 31, 2015	617	$88.64	4 years	$25
Options exercisable at December 31, 2015	615	$88.58	4 years	$25

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(i)	Certain options are exercisable in pounds sterling and are converted to dollars using the exchange rate at December 31, 2015.

(ii)	The number of options outstanding and other per share data have been retroactively adjusted to reflect the reverse stock split on January 4, 2016. See Note 31 - Subsequent Events for further details.

Summary of restricted stock unit activity under share based compensation plans
A summary of restricted stock unit activity under the Plans at December 31, 2015, and changes during the year then ended is presented below:

		Weighted Average Grant Date
(Units awarded in thousands)	Shares (i)	Fair Value
Nonvested shares (restricted stock units)
Balance, beginning of year	1,319	$109.54
Granted	628	118.63
Vested	(471)	102.40
Forfeited	(148)	110.00
Balance, end of year	1,328	$116.32

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(i)
The number of nonvested shares outstanding and other per share data have been retroactively adjusted to reflect the reverse stock split on January 4, 2016. See Note 31 - Subsequent Events for further details.